UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2020 to August 31, 2020

Commission File Number of issuing entity: 333-214626-02

Commission Index Key Number of issuing entity: 0001769465

Volkswagen Auto Lease Trust 2019-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-214626

Commission Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware	82-6650865
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Lease Trust 2019-A is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A. Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Lease Trust 2019-A, on September 21, 2020 are hereby incorporated by reference into this Form 10-D.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

Not applicable

Item 9. Other Information.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Lease Trust 2019-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2020 to August 31, 2020. Please refer to the Form ABS-15G dated February 14, 2020 filed by the Securitizer for additional information. The CIK number of the Securitizer is 0000833733.

Item 10. Exhibits.

Exhibit 99.1	Monthly Distribution report for the collection period commencing on August 1, 2020 and ending on August 31, 2020.

Exhibit 102	Asset Data File for the reporting period August 1, 2020 to August 31, 2020 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Lease Trust 2019-A with the SEC on September 21, 2020 is incorporated by reference herein).

Exhibit 103	Asset Data File for the reporting period August 1, 2020 to August 31, 2020 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Lease Trust 2019-A with the SEC on September 21, 2020 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

September 21, 2020	VOLKSWAGEN AUTO LEASE TRUST 2019-A

By VW Credit, Inc., as Servicer

	By:	/s/ Ina Reetz
Name: Ina Reetz
Title: Sr. Director Financial Reporting